Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of other intangible assets
Other intangible assets consisted of the following:

	June 30, 2024			December 31, 2023
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	U.S. $ in thousands
Developed technology	$403,035	$(309,542)	$93,493	$403,180	$(300,780)	$102,400
Patents	20,975	(11,041)	9,934	19,396	(10,246)	9,150
Trademarks and trade names	22,161	(16,940)	5,221	22,286	(15,936)	6,350
Customer relationships	102,634	(94,821)	7,813	102,520	(92,639)	9,881
Capitalized software development costs	3,236	(3,236)	—	4,367	(4,367)	—
	$552,041	$(435,580)	$116,461	$551,749	$(423,968)	$127,781

Schedule of estimated amortization expense relating to intangible assets
As of June 30, 2024, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated amortization expenses
(U.S. $ in thousands)
Remaining 6 months of 2024	$11,245
2025	21,336
2026	21,247
2027	20,320
2028	16,290
2029 and thereafter	26,023
Total	$116,461